FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 12 - FAIR VALUE MEASUREMENT

Financial items carried at fair value as of December 31, 2016 and 2015 are classified in the tables below in one of the three categories described in Note 1u:

	December 31, 2016
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents -
cash deposits	$7,581
Marketable securities - debt securities	52,746
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(59)
Forward contracts and currency options (current assets) designated as hedging instruments		600
Currency options (current assets)		1
	$60,327	$542
	December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents -
cash deposits	$21,987
Marketable securities - debt securities	37,369
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(42)
Currency options (current liabilities)		(3)
Forward contracts and currency options (current assets) designated as hedging instruments		417
Currency options (current assets)		6
	$59,356	$378

Foreign exchange risk management

The Company enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Company takes steps to reduce exposure by using “natural” hedging. The currency hedged items are usually denominated in NIS. The writing of options is part of a comprehensive currency hedging strategy. These transactions are for periods of less than one year. The counterparties to the derivatives is comprised of major banks and, in view of the current financial environment, the Company is monitoring the associated inherent credit risks.

As of December 31, 2016 and 2015, the Company has entered into forward exchange contracts in respect of forecasted sales transactions at a notional amount of €5.3 million and €8.5 million, respectively (approximately $5.6 million and $9.2 million at December 31, 2016 and 2015, respectively). Such transactions were entered into to reduce the exposure from sales denominated in euros. These transactions qualify for cash flow hedge accounting.

As of December 31, 2016 and 2015 the Company has entered into collar deal contracts in respect of forecasted operating expenses at a notional amount of NIS 7.3 million and NIS 33 million, respectively (approximately $1.9 million and $8.7 million at December 31, 2016 and 2015, respectively). Such transactions were entered into to reduce the exposure from expenses denominated in NIS. These transactions qualify for cash flow hedge accounting.